UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2016

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 5.0%
Dana Inc.	347,720	$6,599,725
Superior Industries International Inc.	109,925	2,896,524

Total Auto Components		9,496,249

Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands Inc.	138,800	2,502,564

Household Durables - 4.1%
Tupperware Brands Corp.	55,550	2,923,041
WCI Communities Inc.	212,270	4,977,732	*

Total Household Durables		7,900,773

Textiles, Apparel & Luxury Goods - 1.8%
Wolverine World Wide Inc.	156,840	3,442,638

TOTAL CONSUMER DISCRETIONARY		23,342,224

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 2.6%
Weis Markets Inc.	74,370	4,970,891

ENERGY - 5.3%
Energy Equipment & Services - 2.6%
Forum Energy Technologies Inc.	99,130	2,180,860	*
Superior Energy Services Inc.	159,030	2,684,426

Total Energy Equipment & Services		4,865,286

Oil, Gas & Consumable Fuels - 2.7%
Carrizo Oil & Gas Inc.	67,080	2,505,438	*
Extraction Oil & Gas Inc.	135,000	2,705,400	*

Total Oil, Gas & Consumable Fuels		5,210,838

TOTAL ENERGY		10,076,124

FINANCIALS - 28.0%
Banks - 19.5%
BankUnited Inc.	97,610	3,678,921
First Republic Bank	34,760	3,202,786
Great Western Bancorp Inc.	78,650	3,428,354
Lakeland Bancorp Inc.	131,100	2,556,450
Signature Bank	41,580	6,245,316	*
SVB Financial Group	25,000	4,291,500	*
Texas Capital Bancshares Inc.	30,220	2,369,248	*
Western Alliance Bancorp	138,750	6,758,513	*
Wintrust Financial Corp.	63,830	4,632,143

Total Banks		37,163,231

Capital Markets - 3.0%
Affiliated Managers Group Inc.	30,420	4,420,026	*
Och-Ziff Capital Management Group LLC, Class A Shares	401,230	1,328,071

Total Capital Markets		5,748,097

Insurance - 3.3%
Axis Capital Holdings Ltd.	69,040	4,506,241
Crawford & Co., Class A Shares	184,009	1,742,565

Total Insurance		6,248,806

Mortgage Real Estate Investment (REITs) - 2.2%
Starwood Property Trust Inc.	189,480	4,159,086

TOTAL FINANCIALS		53,319,220

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 6.8%
Health Care Providers & Services - 6.8%
Brookdale Senior Living Inc.	99,880	$1,240,510	*
Civitas Solutions Inc.	134,620	2,678,938	*
Cross Country Healthcare Inc.	322,897	5,040,422	*
Molina Healthcare Inc.	72,800	3,950,128	*

TOTAL HEALTH CARE		12,909,998

INDUSTRIALS - 14.4%
Aerospace & Defense - 2.0%
Triumph Group Inc.	146,270	3,876,155

Building Products - 1.0%
Builders FirstSource Inc.	168,000	1,842,960	*

Commercial Services & Supplies - 2.9%
ACCO Brands Corp.	197,828	2,581,655	*
Herman Miller Inc.	89,370	3,056,454

Total Commercial Services & Supplies		5,638,109

Construction & Engineering - 3.0%
EMCOR Group Inc.	29,696	2,101,289
Tutor Perini Corp.	126,490	3,541,720	*

Total Construction & Engineering		5,643,009

Machinery - 2.3%
Briggs & Stratton Corp.	95,100	2,116,926
Manitowoc Co. Inc.	367,040	2,194,899	*

Total Machinery		4,311,825

Professional Services - 1.8%
TrueBlue Inc.	139,006	3,426,498	*

Road & Rail - 1.4%
Heartland Express Inc.	131,850	2,684,466

TOTAL INDUSTRIALS		27,423,022

INFORMATION TECHNOLOGY - 11.1%
Electronic Equipment, Instruments & Components - 3.8%
AVX Corp.	155,460	2,429,840
Methode Electronics Inc.	118,000	4,879,300

Total Electronic Equipment, Instruments & Components		7,309,140

Semiconductors & Semiconductor Equipment - 4.4%
ON Semiconductor Corp.	247,430	3,157,207	*
Rudolph Technologies Inc.	99,810	2,330,563	*
Teradyne Inc.	111,580	2,834,132

Total Semiconductors & Semiconductor Equipment		8,321,902

Technology Hardware, Storage & Peripherals - 2.9%
Avid Technology Inc.	379,500	1,669,800	*
Cray Inc.	185,000	3,829,500	*

Total Technology Hardware, Storage & Peripherals		5,499,300

TOTAL INFORMATION TECHNOLOGY		21,130,342

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
MATERIALS - 4.3%
Chemicals - 2.7%
Koppers Holdings Inc.		89,690	$3,614,507	*
Kraton Corp.		54,930	1,564,407	*

Total Chemicals			5,178,914

Containers & Packaging - 0.0%
Multi Packaging Solutions International Ltd.		2,486	35,450	*

Paper & Forest Products - 1.6%
Boise Cascade Co.		131,120	2,950,200	*

TOTAL MATERIALS			8,164,564

REAL ESTATE - 10.3%
Equity Real Estate Investment Trusts (REITs) - 10.3%
Cousins Properties Inc.		271,670	2,311,912
EastGroup Properties Inc.		26,410	1,950,114
Empire State Realty Trust Inc., Class A Shares		80,020	1,615,604
First Potomac Realty Trust		293,750	3,222,437
Highwoods Properties Inc.		31,480	1,605,795
Kite Realty Group Trust		71,840	1,686,803
Parkway Inc.		70,583	1,570,472	*
Retail Properties of America Inc., Class A Shares		188,550	2,890,471
Urstadt Biddle Properties Inc., Class A Shares		112,590	2,714,545

TOTAL REAL ESTATE			19,568,153

UTILITIES - 2.0%
Electric Utilities - 2.0%
MGE Energy Inc.		31,470	2,054,991
Portland General Electric Co.		42,820	1,855,391

TOTAL UTILITIES			3,910,382

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $133,736,871)			184,814,920

	RATE
SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $5,839,282)	0.406%	5,839,282	5,839,282

TOTAL INVESTMENTS - 100.1% (Cost - $139,576,153#)			190,654,202
Liabilities in Excess of Other Assets - (0.1)%			(177,823)

TOTAL NET ASSETS - 100.0%			$190,476,379

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$184,814,920	—	—	$184,814,920

Short-Term Investments†	5,839,282	—	—	5,839,282

Total Investments	$190,654,202	—	—	$190,654,202

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,919,278
Gross unrealized depreciation	(4,841,229)

Net unrealized appreciation	$51,078,049

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2017